S000064943 [Member] Investment Risks - Tax-Managed Real Assets Fund	Oct. 31, 2025
Real Estate Securities [Member]
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Real Estate Securities. Just as real estate values go up and down, the value of the securities of real estate companies also fluctuates. Real estate securities, including real estate investment trusts (“REITs”), may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants’ credit.

Infrastructure Companies [Member]
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Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.

Natural Resources Risk [Member]
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Natural Resources Risk. The Fund's investments in natural resources companies involve risks. The market value of natural resources related securities may be affected by numerous factors, including events occurring in nature, inflationary pressures and international politics. The securities of natural resources companies may experience more price volatility than securities of companies in other industries. Rising interest rates and general economic conditions may also affect the demand for natural resources.

Industry Concentration Risk [Member]
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Industry Concentration Risk. By concentrating in certain industries, the Fund carries much greater risk of adverse developments in those industries than a fund that invests in a wide variety of industries.

Equity Securitiess [Member]
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Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.

Currency Risk [Member]
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Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.

Global Financial Markets Risk [Member]
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Global Financial Markets Risk. Global financial markets are increasingly interconnected and conditions (including volatility and instability) and events (including natural disasters, pandemics and epidemics) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Fund’s portfolio instruments or achieving the Fund’s objective.

Liquidity Risk [Member]
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Liquidity Risk. The market for certain investments may become illiquid or less liquid (i.e., there may be a significant reduction in trading activity, including in the number of market participants or transactions, in such investments) under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market. For derivatives, this also includes the risk involving liquidity demands that derivatives can create to make payments of margin or settlement payments to counterparties. Such events and conditions may adversely affect the value of the Fund’s investments, result in greater market or liquidity risk or cause difficulty valuing the Fund’s portfolio instruments or achieving the Fund’s objective.

Master Limited Partnerships MLPs [Member]
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Master Limited Partnerships (“MLPs”). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for U.S. federal income tax purposes. A distribution by an MLP (that is taxed as a partnership) to the Fund will decrease the Fund’s tax basis in its MLP investment and will therefore increase the amount of gain (or decrease the amount of loss) that will be eventually recognized on the sale of such MLP investment. Distributions from an MLP in excess of the Fund’s tax basis in the MLP will generally be treated as capital gain. Also, gain or loss recognized on a disposition of an MLP equity security may be recharacterized as ordinary income to the extent attributable to a deemed disposition of MLP assets subject to depreciation recapture or similar items, with the amount of such ordinary income potentially exceeding the gain realized on the disposition or occurring even if there is a net loss on the disposition. The tax treatment of taxable income allocated to the Fund each year by the MLPs will not be known until the Fund receives a schedule K-1 for that year with respect to each of its MLP investments.

Active Management [Member]
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Active Management. Despite strategies designed to achieve the Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIM or the Fund's money managers expect. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIM will effectively assess the Fund's portfolio characteristics and it is possible that its judgments regarding the Fund's exposures may prove incorrect. In addition, actions taken to manage Fund exposures, including risk, may be ineffective and/or cause the Fund to underperform.

Multi Manager Approach [Member]
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Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.

Fundamental Investing Risk [Member]
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Fundamental Investing Risk. A fundamental investment approach uses research and analysis of a variety of factors to create a forecast of company results, which is used to select securities. The process may result in an evaluation of a security’s value that may be incorrect or, if correct, may not be reflected by the market. Security or instrument selection using a fundamental investment approach may also cause the Fund to underperform other funds with similar investment objectives and investment strategies even in a rising market.

Quantitative Investing and Models [Member]
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Quantitative Investing and Models. Quantitative inputs and models use historical company, economic and/or industry data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund’s exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies.

Derivatives [Member]
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Derivatives. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are generally subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations), management risk, operational risk and legal risk. Certain of these risks do not apply to derivative instruments entered into for hedging or cash equitization, certain cleared derivative instruments, and written options contracts. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.

Index Based Investing [Member]
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Index-Based Investing. Index-based strategies (including index replication which seeks to purchase the securities in an index or a blend of indexes and optimized index sampling which seeks to purchase a sampling of securities using optimization and risk models), which may be used to gain desired Fund exposures, may cause the Fund's returns to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of the Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.

Financial Services Sector Risk [Member]
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Financial Services Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector, including with respect to U.S. and foreign banks, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. These developments may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in this sector. Companies in the financial services sector may be particularly susceptible to factors such as interest rate, fiscal, regulatory and monetary policy changes.

Currency Trading Risk [Member]
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Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or less liquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.

Depositary Receipts [Member]
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Depositary Receipts. Depositary receipts (including American Depositary Receipts and Global Depositary Receipts) are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company. Depositary receipts are generally subject to the same risks of investing in the foreign securities they evidence or into which they may be converted.

Counterparty Risk [Member]
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Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.

Non Discretionary Implementation Risk [Member]
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Non-Discretionary Implementation Risk. With respect to the portion of the Fund that is managed pursuant to model portfolios provided by non-discretionary money managers, it is expected that trades will be effected on a periodic basis and therefore less frequently than would typically be the case if discretionary money managers were employed. Given that values of investments change with market conditions, this could cause the Fund's return to be lower than if the Fund employed discretionary money managers with respect to that portion of its portfolio.

Impact of Large Redemptions Including Possible Fund Liquidation [Member]
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Impact of Large Redemptions (Including Possible Fund Liquidation). The Fund may be used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Large redemptions may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund’s portfolio securities, higher Fund cash levels, higher brokerage commissions and other transaction costs, among other negative consequences such as reduced liquidity in the Fund’s portfolio. As a result, large redemption activity could adversely affect the Fund’s ability to conduct its investment program which, in turn, could adversely impact the Fund’s performance or may result in the Fund no longer remaining at an economically viable size, in which case the Fund may cease operations.

Cyber Security and Other Operational Risks [Member]
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Cyber Security and Other Operational Risks. An investment in the Fund, like any fund, can involve operational risks. In addition, other disruptive events may adversely affect the Fund’s ability to conduct business. While the Fund seeks to minimize such risks and events through controls and oversight, including business continuity plans and risk management systems, there may still be events or failures that could cause losses to the Fund. In addition, the Fund may be susceptible to operational risks through breaches in cyber security. A cyber security breach may cause sensitive information (including relating to personally identifiable information of investors) to be lost, improperly accessed, used or disclosed. The Fund and its shareholders could be negatively impacted by such disruptive events or cyber security incidents.

Non U S and Emerging Markets Securities [Member]
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Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic, social and regulatory conditions in foreign countries. Non-U.S. securities may also be subject to risk of loss because of more or less foreign government regulation, less public information and less stringent investor protections and disclosure standards. The risks associated with non-U.S. securities may be amplified for emerging markets securities.

Tax Sensitive Management [Member]
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Tax-Sensitive Management. Tax-managed strategies may provide a lower return before consideration of federal income tax consequences than other mutual funds that are not tax-managed. Money managers with distinct and different investment approaches are selected in an attempt to reduce overlap in holdings across money managers and reduce the instance of wash sales. To the extent that wash sales occur from time to time, the ability of the Fund to achieve its investment objective may be impacted. Unexpected large redemptions could require the Fund to sell portfolio securities resulting in its realization of net capital gains.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.